Goodwill (Tables)	12 Months Ended
Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for the years ended September 30, 2014 and 2013, are as follows (in thousands):

	2014	2013
Balance, beginning of year	$697,807	$697,807
Arising from prior period purchases	—	—
Arising from business acquisitions	—	—

Balance, end of year	$697,807	$697,807